UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

2943 Olney-Sandy Spring Road Olney, Maryland  20832

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period: 7/31/13

Item 1.  Reports to Stockholders.

Arrow DWA Balanced Fund

Arrow DWA Tactical Fund

Arrow Alternative Solutions Fund

Arrow Managed Futures Strategy Fund

Arrow Commodity Strategy Fund

Annual Report

July 31, 2013

1-877-277-6933

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder,

We are pleased to provide the annual report for the Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund, Arrow Managed Futures Strategy Fund and Arrow Commodity Strategy Fund covering the one-year period ended July 31, 2013. During the past year, we have continued our ongoing client education efforts regarding the potential benefits of combining tactical asset allocation with alternative assets. All of our Funds continue to support this philosophy.

Arrow DWA Balanced Fund allows investors to gain exposure to sophisticated asset allocation strategies similar to those used by university endowments. The Fund stays responsive to market conditions through a proprietary relative strength-based allocation process across a diverse array of market segments. As conditions change, the tactical nature of the Fund allows it to seek new market leadership. Through July 2013, the Fund’s net assets were more than $288 million with annualized performance of 5.35% since inception A-Shares (without load). The Fund’s relative-strength-based approach to broad market diversification continues to help its comparative performance, especially considering that the U.S. stock market has an annualized return of 6.34% over the same time period, as measured by the S&P 500.

Arrow DWA Tactical Fund follows the DWA Systematic RS Global Macro investment model. The Arrow DWA Tactical Fund’s net assets have grown to more than $175 million through the end of July 2013. Since its inception in May 2008 through July 2013, the Fund’s A-Shares (without load) had an annualized return of 0.57% versus the broad domestic market 5.98% (S&P 500). The performance since inception can be deceiving, considering the Fund was launched at the precipice of the global financial crisis. Choppy markets and frequent changes in market leadership tend to hinder relative strength-based strategies, particularly those with concentrated holdings exposure. Despite the timing of the Fund’s launch, returns since inception are now on the positive side as the Fund continues to seek areas of performance strength globally.

Arrow Alternative Solutions Fund allows investors to gain exposure to multiple alternative investment strategies, similar to those used by hedge funds and institutions. The strategy is designed to help reduce portfolio volatility through low correlation to traditional investments. The Fund is managed on a risk-targeted basis, where risk and volatility are always on the forefront of each investment allocation. The Fund’s net assets were more than $8 million at the end of July 2013. Since its inception in October 2007 through July 2013, the Fund’s A-Shares (without load) had an annualized return of -2.64%. Returns have underperformed the broad market S&P 500’s performance of 3.75%. However, as a diversifier, the Fund has achieved approximately one third of the S&P 500’s volatility, as measured by standard deviation, at 6.25% compared to the S&P 500’s 18.04%.

Arrow Managed Futures Strategy Fund is benchmarked to a 50/50 blend of the Trader Vic Index (TVI) and the A.I. Managed Futures Volatility Index (AIMFV). The Fund’s benchmarks are both designed to capture the economic benefit derived from trends in the global commodity and financial markets. Despite different weightings and methodologies, both indexes have the potential to benefit from rising or declining market trends. The Fund’s net assets were more than $33 million through the end of July 2013. The Fund is intended to complement traditional portfolios due to the historically low correlation of managed futures relative to many other asset classes. Since its inception in April 2010 through July 2013, the Fund has returned -4.15% A-Shares (without load), while the broad market S&P 500 Index returned 13.81%. Despite the low comparative returns to the S&P 500, the Fund has no direct exposure to equities and continues to have virtually no correlation to the stock market. Keep in mind that it has been a relatively short period of time since inception and the Fund is intended for long-term investors.

Arrow Commodity Strategy Fund was launched on December 31, 2010. The Fund is designed to provide exposure to broad-based commodity markets through its benchmark, the Longview Extended Commodity Index. As the name indicates, the Fund’s benchmark follows a longer “buy and hold” view of the commodity markets, rather than constantly rolling into futures contracts with near-term expiration dates. In the period since its inception through July 2013, the Fund’s net assets have grown to more than $7 million with an annualized return of -6.03% A-Shares (without load). Keep in mind that the asset class has shown historically to have some volatility. However, for investors who find commodity exposure to be an important element of their portfolio, we have confidence in the Fund’s underlying benchmark methodology.

For more information about our Funds, please visit our website at www.arrowfunds.com. We are grateful for your investment in Arrow Funds and for your continued confidence in our company.

Sincerely,

Joseph J. Barrato

Chief Executive Officer

Arrow Investment Advisors, LLC

August 2013

2078-NLD-8/27/2013

Arrow DWA Balanced Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2013

The Fund's performance figures* for the periods ending July 31, 2013, as compared to its benchmark:
				Since Inception** -
	One Year	Three Year	Five Year	July 31, 2013
The Arrow DWA Balanced Fund - Class A	11.70%	8.02%	3.78%	5.35%
The Arrow DWA Balanced Fund - Class A with load	5.28%	5.91%	2.56%	4.47%
The Arrow DWA Balanced Fund - Class C	10.80%	7.20%	3.00%	4.56%
The Arrow DWA Balanced Fund - Institutional Class Shares	11.93%	N/A	N/A	7.86%
Barclays Aggregate Bond Index	(1.90)%	3.19%	5.23%	5.37%
S&P 500 Total Return Index	25.00%	17.74%	8.26%	6.34%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is August 7, 2006 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.
Comparison of the Change in Value of a $10,000 Investment

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	52.3%
Debt Funds	25.1%
Foreign Index Funds	16.3%
Other, Cash & Cash Equivalents	6.3%
100.0%

Arrow DWA Tactical Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2013

The Fund's performance figures* for the periods ending July 31, 2013, as compared to its benchmark:
				Since Inception** -
	One Year	Three Year	Five Year	July 31, 2013
The Arrow DWA Tactical Fund - Class A	16.99%	9.63%	2.24%	0.57%
The Arrow DWA Tactical Fund - Class A with load	10.24%	7.51%	1.04%	(0.57)%
The Arrow DWA Tactical Fund - Class C	16.09%	8.80%	1.48%	(0.17)%
The Arrow DWA Tactical Fund - Institutional Class Shares	17.31%	N/A	N/A	12.74%
Barclays Aggregate Bond Index	(1.90)%	3.19%	5.23%	5.02%
S&P 500 Total Return Index	25.00%	17.74%	8.26%	5.98%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is May 30, 2008 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.
Comparison of the Change in Value of a $10,000 Investment

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	90.1%
Foreign Index Fund	9.0%
Other, Cash & Cash Equivalents	0.9%
100.0%

Arrow Alternative Solutions Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2013

The Fund's performance figures* for the periods ending July 31, 2013, as compared to its benchmark:
				Since Inception** -
	One Year	Three Year	Five Year	July 31, 2013
The Arrow Alternative Solutions Fund - Class A	(0.85)%	0.52%	(3.33)%	(2.64)%
The Arrow Alternative Solutions Fund - Class A with load	(6.56)%	(1.46)%	(4.48)%	(3.64)%
The Arrow Alternative Solutions Fund - Class C	(1.62)%	(0.26)%	(4.07)%	(3.34)%
The Arrow Alternative Solutions Fund - Institutional Class Shares	(0.61)%	N/A	N/A	(1.68)%
Barclays Aggregate Bond Index	(1.90)%	3.19%	5.23%	5.10%
S&P 500 Total Return Index	25.00%	17.74%	8.26%	3.75%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is October 31, 2007 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
U.S. Treasury	23.8%
U.S. Government and Agency Obligations	23.6%
Exchange Traded Funds	2.7%
Corporate Bonds	0.8%
Purchased Put Options	0.0%
Other, Cash & Cash Equivalents	49.1%
100.0%

Arrow Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2013

The Fund's performance figures* for the periods ending July 31, 2013, as compared to its benchmark:
			Since Inception** -
	One Year	Three Year	July 31, 2013
The Arrow Managed Futures Strategy Fund - Class A	(2.85)%	(3.01)%	(4.15)%
The Arrow Managed Futures Strategy Fund - Class A with load	(8.49)%	(4.90)%	(5.88)%
The Arrow Managed Futures Strategy Fund - Class C	(3.46)%	(3.75)%	(4.83)%
The Arrow Managed Futures Strategy Fund - Institutional Class Shares	(2.62)%	N/A	(4.86)%
Trader Vic Index	(1.99)%	(2.88)%	(2.51)%
S&P 500 Total Return Index	25.00%	17.74%	13.81%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

The Trader Vic Index (TVICER) was developed by Enhanced Alpha Management, L.P. and designed and calculated by RBS through an exclusive partnership. The TVI is a rules-based, long/short index comprised of a diversified basket of 24 futures contracts spread across three asset classes: physical commodities, global currencies and US interest rates.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is April 30, 2010 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.
Comparison of the Change in Value of a $10,000 Investment

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
U.S. Treasury	58.9%
U.S. Government and Agency Obligations	15.6%
Structured Note	0.9%
Other / Cash & Cash Equivalents	24.6%
100.0%

Arrow Commodity Strategy Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2013

The Fund's performance figures* for the periods ended July 31, 2013, as compared to its benchmark:

		Since Inception** -
	One Year	July 31, 2013
The Arrow Commodity Strategy Fund - Class A	(9.77)%	(6.03)%
The Arrow Commodity Strategy Fund - Class A with load	(14.96)%	(8.16)%
The Arrow Commodity Strategy Fund - Class C	(10.53)%	(6.73)%
The Arrow Commodity Strategy Fund - Institutional Class Shares	(9.43)%	(11.45)%
Longview Extended Commodity Index	(8.18)%	(3.87)%
S&P 500 Total Return Index	25.00%	14.46%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

Longview Extended Commodity Index (LEX): A fundamentally constructed index for measuring the performance of the commodity markets.
The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is December 31, 2010 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.
Comparison of the Change in Value of a $10,000 Investment

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
U.S. Treasury	75.8%
Exchange Traded Notes-Commodity	0.7%
Other / Cash & Cash Equivalents	23.5%
100.0%

	Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
	July 31, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 93.7%
	DEBT FUNDS - 25.1%
356,347	iShares Barclays 7-10 Year Treasury Bond ETF	$ 36,347,394
451,784	Vanguard Short-Term Bond ETF	36,291,809
		72,639,203
	EQUITY FUNDS - 52.3%
199,450	iShares Cohen & Steers REIT ETF	16,119,549
117,970	iShares Dow Jones US Consumer Services ETF	12,780,870
124,000	iShares Dow Jones US Healthcare ETF	13,356,040
174,410	iShares Dow Jones US Financials ETF	13,077,262
658,450	Vanguard Mid-Cap Value ETF	47,763,964
538,950	Vanguard Small-Cap Value ETF	48,198,298
		151,295,983
	FOREIGN INDEX FUNDS - 16.3%
622,199	iShares MSCI Belgium Capped ETF +	9,059,217
371,400	iShares MSCI Germany ETF	9,771,534
476,850	iShares MSCI Hong Kong ETF	9,126,908
780,000	iShares MSCI Japan ETF	8,751,600
344,250	iShares MSCI Switzerland Capped ETF	10,275,863
		46,985,122

	TOTAL EXCHANGE TRADED FUNDS (Cost $235,224,540)	270,920,308

	SHORT-TERM INVESTMENT - 6.1%
	MONEY MARKET FUND - 6.1%
17,557,798	Fidelity Institutional Money Market Fund - Money Market Portfolio	17,557,798
	to yield 0.07% * ++ (Cost $17,557,798)

	TOTAL INVESTMENTS - 99.8% (Cost $252,782,338) (a)	$ 288,478,106
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	446,352
	NET ASSETS - 100.0%	$ 288,924,458

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $252,967,527  and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 35,893,668
	Unrealized Depreciation:	(383,089)
	Net Unrealized Appreciation:	$ 35,510,579
* Money market fund; interest rate reflects seven-day effective yield on July 31, 2013.
+ Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
++ All or a portion of this investment is a holding of the ADWAB Fund Limited.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2013

FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss)
57	Australian Dollar	Sep-13	$ 5,117,460	$ (287,785)
69	New Zealand Dollar	Sep-13	5,510,340	19,370
16	Norwegian Krone	Sep-13	5,429,760	(110,120)

			Net Unrealized Loss from Open Long Futures Contracts	$ (378,535)

Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss)
(33)	Euro	Sep-13	$ (5,502,338)	$ 2,162
(42)	Japanese Yen	Sep-13	(5,371,275)	143,925
(40)	Swiss Franc	Sep-13	(5,416,000)	12,750

	Net Unrealized Gain from Open Short Futures Contracts			$ 158,837

	Net Unrealized Loss from Open Futures Contracts			$ (219,698)
++ All or a portion of these contracts are holdings of the ADWAB Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 99.1%
	EQUITY FUNDS - 90.1%
355,500	Consumer Discretionary Select Sector SPDR Fund	$ 21,091,815
950,250	Financial Select Sector SPDR Fund	19,470,622
392,650	First Trust Large-Cap Core AlphaDEX Fund	14,610,506
349,300	First Trust Mid-Cap Core AlphaDEX Fund	15,718,500
407,000	Health Care Select Sector SPDR Fund	20,757,000
216,450	SPDR S&P Dividend ETF	15,173,145
236,000	Vanguard Mid-Cap Value ETF	17,119,440
181,050	Vanguard Small-Cap ETF	16,191,302
254,800	Vanguard Value ETF	18,154,500
		158,286,830
	FOREIGN INDEX FUNDS - 9.0%
1,411,950	iShares MSCI Japan Index Fund	15,842,079

	TOTAL EXCHANGE TRADED FUNDS (Cost $147,089,055)	174,128,909

	SHORT-TERM INVESTMENT - 1.7%
	MONEY MARKET FUND - 1.7%
3,056,270	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.07%* + (Cost $3,056,270)	3,056,270

	TOTAL INVESTMENTS - 100.8% (Cost $150,145,325) (a)	$ 177,185,179
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8%)	(1,473,541)
	NET ASSETS - 100.0%	$ 175,711,638

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $150,165,670 and differs and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 27,453,457
	Unrealized Depreciation:	(433,948)
	Net Unrealized Appreciation:	$ 27,019,509

* Money market fund; interest rate reflects seven-day effective yield on July 31, 2013.
+All or a portion of this investment is a holding of the ADWAT Fund Limited.

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2013
Shares			Value
		EXCHANGE TRADED FUNDS - 2.7%
		DEBT EXCHANGE TRADED FUNDS - 2.7%
500		iShares iBoxx $ High Yield Corporate Bond Fund	$ 46,490
550		iShares iBoxx $ Investment Grade Corporate Bond Fund	62,986
500		iShares JPMorgan USD Emerging Markets Bond Fund	54,650
1,500		SPDR Barclays High Yield Bond ETF	60,390
		TOTAL EXCHANGE TRADED FUNDS (Cost $175,208)	224,516

Principal
		CORPORATE BOND - 0.8%
		PIPELINES - 0.8%
$ 50,000		Kinder Morgan Energy Partners LP, 9.00% due 2/1/2019	64,285
		TOTAL CORPORATE BOND (Cost $53,920)

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.6%
765,000		Federal Farm Credit Bank, 4.90% due 4/15/2015	824,689
123,000		Federal Home Loan Mortgage Corp., 5.00% due 11/13/2014	130,518
36,022		Federal National Mortgage Association, Pool 357919, 5.50% due 8/1/2020	39,246
5,894		Federal National Mortgage Association, Pool 905090, 5.50% due 10/1/2021	6,406
21,313		Federal National Mortgage Association, Pool 950647, 5.50% 8/1/2022	23,168
323,517		Federal National Mortgage Association, Pool 257157, 4.00% due 3/1/2023	343,128
279,382		Federal National Mortgage Association, Pool 745418, 5.50% due 4/1/2036	304,358
307,662	(b)	United States Treasury TIPS Bond, 0.125% due 4/15/2017	317,968
		TOTAL U.S. GOVERNMENT AND AGENCY	1,989,481
		OBLIGATIONS (Cost $1,888,158)

Contracts
		PURCHASED PUT OPTION - 0.0%
150		CBOE SPX Volatility Index	750
		Expiration August 2013, Exercise Price $35.00
		TOTAL PURCHASED PUT OPTION (Cost $1,800)	750
Shares
		SHORT-TERM INVESTMENTS - 35.3%
		MONEY MARKET FUND - 11.5%
972,748		Fidelity Institutional Money Market Fund - Money Market Portfolio	972,748
		to yield 0.07% * ++
		U.S. TREASURY - 23.8% **
2,000,000		United States Treasury Bill, due 8/8/2013 0.025%	2,000,000
		TOTAL SHORT-TERM INVESTMENTS (Cost $2,972,748)	2,972,748

		TOTAL INVESTMENTS - 62.4% (Cost $5,091,834) (a)	$ 5,251,780
		OTHER ASSETS IN EXCESS OF LIABILITIES - 37.6%	3,163,178
		NET ASSETS - 100.0%	$ 8,414,958

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2013

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $5,090,784 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation	$ 163,735
	Unrealized Depreciation	(2,739)
	Net Unrealized Appreciation	$ 160,996

* Money market fund; interest rate reflects seven-day effective yield on July 31, 2013.
** Interest rate represents discount rate at time of purchase.
++ All or a portion of this investment is a holding of the Northern Lights SPC.
TIPS - Treasury Inflation-Protected Security
(b) Principal amount of security is adjusted for inflation factor.

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2013

FUTURES CONTRACTS
Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
(37)	CBOE VIX	Aug-13	$ (514,300)	$ 33,500
(5)	US 10 Year Note	Sep-13	(632,188)	14,844
(1)	US Long Bond	Sep-13	(134,063)	6,219

	Net Unrealized Gain from Open Short Futures Contracts			$ 54,563

Unrealized
Gain / (Loss)
LONG INDEX SWAP CONTRACTS ++ ^

Proprietary Index July 2017,  Long Custom Managed Futures Index Swap- Deutsche Bank AG, to receive the appreciation of the index vs the depreciation of the index plus 1% per annum, Federal Fund rate plus 30bps (Notional Amount $11,192,208)

	Unrealized Loss from Long Index Swap Contracts			$ (195,776)

++ All or a portion of this contract is a holding of the Northern Lights SPC.
^ All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2013
Principal			Value
		STRUCTURED NOTE - 0.9%
$ 300		Structured Note - TVICER, 0.00% due 9/4/2013 *
		(Cost $300,000)	$ 290,605

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.6%
5,127,700	(b)	United States Treasury TIPS Bond, 0.125% due 4/15/2017	5,299,470
		(Cost $5,422,245)

		SHORT-TERM INVESTMENTS - 74.3%
		U.S. TREASURY - 58.9%***
3,000,000		United States Treasury Bills due 8/1/2013, 0.015%	3,000,000
9,000,000		United States Treasury Bills due 8/8/2013, 0.025%	8,999,996
3,000,000		United States Treasury Bills due 8/15/2013 0.020% ++	2,999,989
5,000,000		United States Treasury Bills due 8/22/2013, 0.020%	4,999,973
			19,999,958
Shares
		MONEY MARKET FUND - 15.4%
5,211,396		Fidelity Institutional Money Market Fund - Money Market Portfolio
		to yield 0.07% ** ++	5,211,396

		TOTAL SHORT-TERM INVESTMENTS (Cost $25,211,354)	25,211,354

		TOTAL INVESTMENTS - 90.8% (Cost $30,933,599) (a)	$ 30,801,429
		OTHER ASSETS IN EXCESS OF LIABILITIES - 9.2%	3,103,675
		NET ASSETS - 100.0%	$ 33,905,104

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation	$ -
		Unrealized Depreciation	(132,170)
		Net Unrealized Depreciation	$ (132,170)
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on July 31, 2013.
*** Interest rate represents discount rate at time of purchase.
++ All or a portion of this investment is a holding of the Arrow MFT Fund Limited.
TIPS - Treasury Inflation-Protected Security

TVICER -The Trader Vic Index was developed by Enhanced Alpha Management, L.P. and designed and calculated by RBS through an exclusive partnership. The TVI is a rules-based, long/short index comprised of a diversified basket of 24 futures contracts spread across three asset classes: physical commodities, global currencies and US interest rates.

(b) Principal amount of security is adjusted for inflation factor.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2013

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
1	2 Year Bond	Sep-13	$ 220,312	$ (109)
7	Cocoa ++	Dec-13	161,560	(60)
2	Copper ++	Dec-13	156,600	125
4	Cotton #2 ++	Dec-13	170,360	(4,365)
7	Cotton #2 ++	Mar-14	292,355	4,155
25	Crude Oil ++	Oct-13	2,605,500	(220)
17	Crude Oil ++	Nov-13	1,749,980	(150)
11	Euro	Dec-13	1,834,800	38,530
5	Euro	Mar-14	834,438	(450)
5	Gasoline RBOB ++	Nov-13	587,559	189
4	Heating Oil ++	Nov-13	513,425	50
56	Natural Gas ++	Oct-13	1,943,760	(339,570)
12	Swiss Franc	Sep-13	1,624,800	34,160

	Net Unrealized Loss from Open Long Futures Contracts			$ (267,715)

Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
(4)	Australian Dollar	Dec-13	$ (357,040)	$ 20,264
(6)	Australian Dollar	Mar-14	(532,620)	(360)
(5)	British Pound	Sep-13	(476,313)	(1,031)
(2)	Canadian Dollar	Dec-13	(194,460)	(1,205)
(4)	Canadian Dollar	Mar-14	(388,000)	(2,280)
(120)	CBOE VIX	Aug-13	(1,668,000)	(1,350)
(10)	Cocoa ++	Mar-14	(231,600)	(60)
(4)	Coffee ''C'' ++	Dec-13	(181,950)	16,935
(4)	Coffee ''C'' ++	Mar-14	(186,225)	(94)
(13)	Copper ++	Dec-13	(1,009,500)	(9,213)
(5)	Copper ++	Mar-14	(393,438)	(113)
(24)	Corn ++	Sep-13	(598,800)	58,167
(34)	Corn ++	Dec-13	(814,300)	(262)
(5)	Gasoline RBOB ++	Oct-13	(597,723)	(57,120)
(5)	Gold ++	Dec-13	(656,500)	(37,750)
(9)	Gold ++	Apr-14	(1,183,680)	(870)
(4)	Heating Oil ++	Oct-13	(513,660)	(118)
(13)	Japanese Yen	Dec-13	(1,663,513)	(51,838)
(6)	Japanese Yen	Mar-14	(768,450)	(450)
(6)	Lean Hogs ++	Dec-13	(193,200)	170
(6)	Live Cattle ++	Dec-13	(308,100)	10
(18)	Lumber ++	Sep-13	(614,790)	(20,403)
(21)	Natural Gas ++	Nov-13	(750,330)	(330)
(2)	Platinum ++	Apr-14	(143,310)	(850)
(3)	Silver ++	Dec-13	(295,125)	40,155
(4)	Silver ++	Mar-14	(394,440)	(90)

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2013

	FUTURES CONTRACTS
Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
(16)	Soybean ++	Nov-13	$ (965,000)	$ 36,500
(7)	Soybean ++	Mar-14	(424,463)	(350)
(9)	US 10 Year	Dec-13	(1,129,500)	(125)
(8)	US Long Bond	Dec-13	(1,060,000)	(320)
(11)	Wheat ++	Dec-13	(372,350)	(3,004)
(9)	Wheat ++	Mar-14	(309,488)	(4,163)
(9)	World Sugar #11 ++	Oct-13	(171,058)	24,975
(51)	World Sugar #11 ++	Mar-14	(997,886)	4,129

	Net Unrealized Gain from Open Short Futures Contracts			$ 7,556

	Net Unrealized Loss from Open Futures Contracts			$ (260,159)

++ All or a portion of these constracts are holdings of the Arrow MFT Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers.

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2013
Shares		Value
	EXCHANGE TRADED NOTES - 0.7%
	COMMODITY - 0.7%
1,438	iPath Dow Jones-UBS Commodity Index Total Return ETN *	$ 53,220
	TOTAL EXCHANGE TRADED NOTES (Cost $55,556)

	SHORT-TERM INVESTMENTS - 86.0%
Principal
	U.S. TREASURY - 75.8%***
$ 1,000,000	United States Treasury Bills due 8/1/2013, 0.015%	1,000,000
2,000,000	United States Treasury Bills due 8/8/2013, 0.025%	1,999,999
2,500,000	United States Treasury Bills due 8/22/2013, 0.020%	2,499,987
		5,499,986
Shares
	MONEY MARKET FUND - 10.2%
736,445	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.07% ** ++	736,445

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,236,431)	6,236,431

	TOTAL INVESTMENTS - 86.7% (Cost $6,291,987) (a)	$ 6,289,651
	OTHER ASSETS IN EXCESS OF LIABILITIES - 13.3%	963,455
	NET ASSETS - 100.0%	$ 7,253,106

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,302,959 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	(13,308)
	Net Unrealized Depreciation:	$ (13,308)
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on July 31, 2013.
*** Interest rate represents discount rate at time of purchase.
++ All or a portion of this investment is a holding of the ACT Fund Limited.

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2013

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss)
7	Cocoa	Dec-13	$ 161,560	$ (18,400)
7	Coffee "C"	Dec-13	318,413	(130,969)
7	Copper	Dec-13	548,538	(60,858)
7	Corn	Dec-13	167,650	(42,575)
7	Cotton #2	Dec-13	298,130	10,730
7	Crude Oil	Dec-13	711,550	58,060
7	Gasoline RBOB	Dec-13	812,351	28,913
7	Gold	Dec-13	919,100	(209,960)
7	Heating Oil	Dec-13	897,141	19,513
7	Lean Hogs	Dec-13	225,400	5,470
7	Live Cattle	Dec-13	359,450	(3,890)
7	Natural Gas	Mar-14	266,910	(11,520)
7	Silver	Dec-13	688,625	(341,787)
7	Soybean	Nov-13	422,188	(39,467)
7	Wheat	Dec-13	236,950	(49,400)
7	World Sugar # 11	Mar-14	136,965	(21,857)

	Net Unrealized Loss from Open Long Futures Contracts			$ (807,997)

	Net Unrealized Loss from Open Futures Contracts			$ (807,997)

++ All or a portion of these contracts are holdings of the ACT Fund Limited.
^ All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers.

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2013
			Arrow	Arrow Managed	Arrow
	Arrow DWA	Arrow DWA	Alternative	Futures Strategy	Commodity
	Balanced Fund	Tactical Fund	Solutions Fund	Fund	Strategy Fund
ASSETS
Investment securities:
Unaffiliated companies, At cost	$ 244,980,087	$ 150,145,325	$ 5,091,834	$ 30,933,599	$ 6,291,987
Affiliated companies, At cost	7,802,251	-	-	-	-
Total investments, At cost	252,782,338	150,145,325	5,091,834	30,933,599	6,291,987
Unaffiliated companies, At value	$ 279,418,889	$ 177,185,179	$ 5,251,780	$ 30,801,429	$ 6,289,651
Affiliated companies, At value	9,059,217	-	-	-	-
Total investments, At value	288,478,106	177,185,179	5,251,780	30,801,429	6,289,651
Cash	-	-	-	14,663	-
Deposits with brokers	1,297,673	18,687	2,383,054	3,424,474	1,768,438
Receivable for Fund shares sold	160,983	167,621	11,000	30,414	22
Dividends and interest receivable	1,298	207	17,896	2,817	158
Receivable for securities sold	-	-	934,984	-	-
Due from advisor	-	-	-	-	10,892
Variation margin - due from broker	-	-	54,563	-	-
Prepaid expenses and other assets	36,159	35,107	38,310	37,550	23,615
TOTAL ASSETS	289,974,219	177,406,801	8,691,587	34,311,347	8,092,776

LIABILITIES
Payable for investments purchased	-	1,206,542	-	-	-
Payable for Fund shares repurchased	352,781	218,310	30,831	77,707	2,000
Investment advisory fees payable	259,497	152,672	8,950	26,346	-
Due to broker - Variation margin	219,698	-	-	260,159	807,997
Distribution (12b-1) fees payable	132,953	58,177	2,522	7,072	1,685
Accrued expenses and other liabilities	49,691	39,847	33,651	26,645	22,359
Fees payable to other affiliates	35,141	19,615	4,899	8,314	5,629
Unrealized depreciation on swap contracts	-	-	195,776	-	-
TOTAL LIABILITIES	1,049,761	1,695,163	276,629	406,243	839,670
NET ASSETS	$ 288,924,458	$ 175,711,638	$ 8,414,958	$ 33,905,104	$ 7,253,106

Net Assets Consist Of:
Paid in capital
[$0 par value, unlimited shares authorized]	$ 264,505,598	$ 179,324,068	$ 13,584,467	$ 58,458,917	$ 10,643,887
Accumulated net investment loss	(491,458)	(558,001)	(63,140)	(362,830)	(103,628)
Accumulated net realized loss from
security transactions, futures contracts,
purchased options and swaps	(10,565,752)	(30,094,283)	(5,125,102)	(23,798,654)	(2,476,820)
Net unrealized appreciation (depreciation) of
investments, futures contracts and swaps	35,476,070	27,039,854	18,733	(392,329)	(810,333)
NET ASSETS	$ 288,924,458	$ 175,711,638	$ 8,414,958	$ 33,905,104	$ 7,253,106

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Continued)
July 31, 2013
				Arrow	Arrow
			Arrow	Managed	Commodity
	Arrow DWA	Arrow DWA	Alternative	Futures Strategy	Strategy
	Balanced Fund	Tactical Fund	Solutions Fund	Fund	Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 146,164,480	$ 87,782,649	$ 6,256,500	$ 23,539,334	$ 6,773,243
Shares of beneficial interest outstanding	10,628,315	9,346,271	770,780	2,764,121	833,573
Net asset value
(Net assets ÷ Shares outstanding),
and redemption price per share (a)	$ 13.75	$ 9.39	$ 8.12	$ 8.52	$ 8.13
Maximum offering price per share
(maximum sales charges of 5.75%) (b)	$ 14.59	$ 9.96	$ 8.62	$ 9.04	$ 8.63
Class C Shares:
Net Assets	$ 117,991,790	$ 46,823,109	$ 1,390,414	$ 2,801,743	$ 303,074
Shares of beneficial interest outstanding	8,842,255	5,136,045	175,832	335,334	37,925
Net asset value
(Net assets ÷ Shares outstanding),
offering price and redemption price per (a)	$ 13.34	$ 9.12	$ 7.91	$ 8.36	$ 7.99

Institutional Class Shares:
Net Assets	$ 24,768,188	$ 41,105,880	$ 768,044	$ 7,564,027	$ 176,789
Shares of beneficial interest outstanding	1,796,314	4,378,035	94,289	884,555	21,679
Net asset value
(Net assets ÷ Shares outstanding),
offering price and redemption price per (a)	$ 13.79	$ 9.39	$ 8.15	$ 8.55	$ 8.16	(c)

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.
(b)	For certain purchases of $1 million or more, a l% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.
(c)	NAV may not recalculate due to rounding of shares.

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2013
					Arrow
			Arrow	Arrow Managed	Commodity
	Arrow DWA	Arrow DWA	Alternative	Futures Strategy	Strategy
	Balanced Fund	Tactical Fund	Solutions Fund	Fund	Fund
INVESTMENT INCOME
Dividends from unaffiliated companies	$ 5,320,977	$ 3,896,557	$ 95,867	$ -	$ -
Dividends from affiliated companies	452,592	231,063	-	-	-
Interest	14,121	1,409	211,590	71,820	7,269
Less: Foreign witholding tax	(562)	(123)	(127)	(1,080)	(173)
TOTAL INVESTMENT INCOME	5,787,128	4,128,906	307,330	70,740	7,096

EXPENSES
Investment advisory fees	2,970,029	1,592,121	115,160	446,965	84,805
Distribution (12b-1) fees, Class C	1,193,836	475,607	17,432	35,024	5,948
Distribution (12b-1) fees, Class A	378,699	200,185	31,502	107,902	24,496
Administrative services fees	215,145	112,485	13,160	26,933	9,467
Non 12b-1 shareholder servicing	199,352	143,466	2,100	47,261	400
Transfer agent fees	191,239	147,395	12,828	40,204	15,021
Printing and postage expenses	64,140	38,757	2,967	14,318	788
Accounting services fees	62,904	49,491	32,329	29,386	37,066
Registration fees	62,700	64,120	64,999	79,000	54,998
Professional fees	42,922	32,841	16,875	32,774	21,260
Custodian fees	30,637	25,138	9,249	5,188	4,567
Trustees' fees and expenses	17,405	9,951	-	4,085	238
Insurance expense	3,650	6,376	-	3,650	730
Other expenses	13,218	9,997	2,414	1,591	3,536
TOTAL EXPENSES	5,445,876	2,907,930	321,015	874,281	263,320
Less: Fees waived	-	-	-	-	(47,421)
NET EXPENSES	5,445,876	2,907,930	321,015	874,281	215,899

NET INVESTMENT INCOME (LOSS)	341,252	1,220,976	(13,685)	(803,541)	(208,803)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Security transactions, unaffiliated companies	23,064,373	3,715,051	1,232,143	(174,540)	(14,950)
Security transactions, affiliated companies	1,691,955	315,632	-	-	-
Gain distributions from underlying
investment companies	102,972	-	5	-	-
Futures contracts	(1,311,043)	-	426,340	1,063,145	(1,427,655)
Swap contracts	-	-	(18,529)	(1,844,066)	-
Purchased options	-	-	(21,780)	-	-
	23,548,257	4,030,683	1,618,179	(955,461)	(1,442,605)
Net change in unrealized appreciation
(depreciation) of:
Securities, unaffiliated companies	4,376,065	18,690,759	(1,531,405)	(131,674)	(1,041)
Securities, affiliated companies	3,600,403	(236,158)	-	-	-
Futures contracts	(219,698)	-	110,190	(592,492)	842,756
Swap contracts	-	-	(321,495)	84,861	-
Purchased options	-	-	(1,050)	-	-
	7,756,770	18,454,601	(1,743,760)	(639,305)	841,715
NET REALIZED AND UNREALIZED
GAIN (LOSS)	31,305,027	22,485,284	(125,581)	(1,594,766)	(600,890)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 31,646,279	$ 23,706,260	$ (139,266)	$ (2,398,307)	$ (809,693)

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2013	July 31, 2012
FROM OPERATIONS
Net investment income (loss)	$ 341,252	$ (467,318)
Net realized gain from security and futures transactions	23,548,257	16,935,431
Net change in unrealized appreciation (depreciation) of securities and futures contracts	7,756,770	(26,934,346)
Net increase (decrease) in net assets resulting from operations	31,646,279	(10,466,233)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(57,289)
Net decrease in net assets from distributions to shareholders	-	(57,289)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	22,331,269	49,206,481
Class C	10,297,056	16,886,896
Institutional Class	17,019,857	26,137,688
Net asset value of shares issued in reinvestment of distributions:
Class A	-	44,472
Redemption fee proceeds:
Class A	819	13,923
Class C	97	5,618
Institutional Class	18	701
Payments for shares redeemed:
Class A	(67,333,518)	(126,937,937)
Class C	(27,792,438)	(23,344,705)
Institutional Class	(15,269,108)	(6,146,902)
Net decrease in net assets from shares of beneficial interest	(60,745,948)	(64,133,765)

TOTAL DECREASE IN NET ASSETS	(29,099,669)	(74,657,287)

NET ASSETS
Beginning of Year	318,024,127	392,681,414
End of Year *	$ 288,924,458	$ 318,024,127
* Includes accumulated net investment loss of:	$ (491,458)	$ (744,358)

SHARE ACTIVITY - Class A
Shares Sold	1,690,486	4,129,314
Shares Reinvested	-	3,795
Shares Redeemed	(5,237,600)	(10,628,333)
Net decrease in shares of beneficial interest outstanding	(3,547,114)	(6,495,224)
SHARE ACTIVITY - Class C
Shares Sold	808,088	1,432,574
Shares Redeemed	(2,204,287)	(1,982,709)
Net decrease in shares of beneficial interest outstanding	(1,396,199)	(550,135)

SHARE ACTIVITY - Institutional Class
Shares Sold	1,346,742	2,161,842
Shares Redeemed	(1,190,620)	(521,650)
Net increase in shares of beneficial interest outstanding	156,122	1,640,192

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2013	2012
FROM OPERATIONS
Net investment income	$ 1,220,976	$ 526,478
Net realized gain (loss) from security transactions and futures contracts	4,030,683	(23,389,536)
Net change in unrealized appreciation (depreciation) of
securities and futures contracts	18,454,601	(3,757,923)
Net increase (decrease) in net assets resulting from operations	23,706,260	(26,620,981)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	-	(12,264,596)
Class C	-	(3,958,701)

From net investment income:
Class A	(1,307,660)	-
Class C	(490,090)	-
Institutional Class	(586,754)	-
Net decrease in net assets from distributions to shareholders	(2,384,504)	(16,223,297)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	37,110,543	88,916,230
Class C	5,986,498	15,915,635
Institutional Class	25,400,851	33,775,714
Net asset value of shares issued in reinvestment of distributions:
Class A	1,177,096	9,969,476
Class C	449,473	3,564,973
Institutional Class	506,638	-
Redemption fee proceeds:
Class A	9,026	19,681
Class C	5,360	5,775
Institutional Class	3,576	-
Payments for shares redeemed:
Class A	(58,505,468)	(161,222,198)
Class C	(18,621,262)	(14,813,232)
Institutional Class	(16,114,359)	(7,729,046)
Net decrease in net assets from shares of beneficial interest	(22,592,028)	(31,596,992)

TOTAL DECREASE IN NET ASSETS	(1,270,272)	(74,441,270)

NET ASSETS
Beginning of Year	176,981,910	251,423,180
End of Year *	$ 175,711,638	$ 176,981,910
* Includes accumulated net investment income (loss) of:	$ (558,001)	$ 611,615

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2013	2012
SHARE ACTIVITY - Class A
Shares Sold	4,207,316	10,249,526
Shares Reinvested	144,963	1,265,162
Shares Redeemed	(6,915,907)	(19,702,564)
Net decrease in shares of beneficial interest outstanding	(2,563,628)	(8,187,876)
SHARE ACTIVITY - Class C
Shares Sold	701,696	1,880,774
Shares Reinvested	56,752	463,586
Shares Redeemed	(2,260,227)	(1,858,763)
Net increase (decrease) in shares of beneficial interest outstanding	(1,501,779)	485,597

SHARE ACTIVITY - Institutional Class
Shares Sold	2,949,391	4,286,799
Shares Reinvested	62,471	-
Shares Redeemed	(1,923,179)	(997,447)
Net increase in shares of beneficial interest outstanding	1,088,683	3,289,352

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2013	2012
FROM OPERATIONS
Net investment income (loss)	$ (13,685)	$ 30,482
Net realized gain (loss) from security transactions, futures contracts,
swap contracts, and purchased options	1,618,179	(1,827,010)
Net change in unrealized appreciation (depreciation) of securities,
futures contracts, swap contracts, and purchased options	(1,743,760)	297,672
Net decrease in net assets resulting from operations	(139,266)	(1,498,856)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(509,511)
Class C	-	(16,008)
Net decrease in net assets from distributions to shareholders	-	(525,519)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,347,726	6,361,014
Class C	41,268	308,444
Institutional Class	959,418	1,385,698
Net asset value of shares issued in reinvestment of distributions:
Class A	-	350,775
Class C	-	14,578
Redemption fee proceeds:
Class A	95	406
Class C	12	222
Institutional Class	5	23
Payments for shares redeemed:
Class A	(10,815,391)	(23,194,844)
Class C	(708,901)	(1,111,394)
Institutional Class	(1,514,149)	(67,530)
Net decrease in net assets from shares of beneficial interest	(9,689,917)	(15,952,608)

TOTAL DECREASE IN NET ASSETS	(9,829,183)	(17,976,983)

NET ASSETS
Beginning of Year	18,244,141	36,221,124
End of Year *	$ 8,414,958	$ 18,244,141
* Includes accumulated net investment loss of:	$ (63,140)	$ (58,313)

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2013	2012
SHARE ACTIVITY - Class A
Shares Sold	285,888	767,683
Shares Reinvested	-	42,415
Shares Redeemed	(1,325,776)	(2,817,232)
Net decrease in shares of beneficial interest outstanding	(1,039,888)	(2,007,134)
SHARE ACTIVITY - Class C
Shares Sold	5,163	37,837
Shares Reinvested	-	1,787
Shares Redeemed	(88,843)	(136,447)
Net decrease in shares of beneficial interest outstanding	(83,680)	(96,823)

SHARE ACTIVITY - Institutional Class
Shares Sold	117,089	170,443
Shares Redeemed	(184,957)	(8,286)
Net increase (decrease) in shares of beneficial interest outstanding	(67,868)	162,157

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2013	2012
FROM OPERATIONS
Net investment loss	$ (803,541)	$ (2,019,456)
Net realized loss from security transactions, futures contracts
and swap contracts	(955,461)	(22,623,678)
Net change in unrealized appreciation (depreciation)
of securities, future contracts and swap contracts	(639,305)	154,663
Net decrease in net assets resulting from operations	(2,398,307)	(24,488,471)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(358,669)
Net decrease in net assets from distributions to shareholders	-	(358,669)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10,108,673	153,398,407
Class C	196,753	2,682,415
Institutional Class	5,633,077	2,575,642
Net asset value of shares issued in reinvestment of distributions:
Class A	-	310,381
Redemption fee proceeds:
Class A	3,642	22,189
Class C	301	873
Institutional Class	594	199
Payments for shares redeemed:
Class A	(69,058,282)	(139,591,010)
Class C	(1,734,396)	(921,855)
Institutional Class	(600,719)	-
Net increase (decrease) in net assets from shares of beneficial interest	(55,450,357)	18,477,241

TOTAL DECREASE IN NET ASSETS	(57,848,664)	(6,369,899)

NET ASSETS
Beginning of Year	91,753,768	98,123,667
End of Year *	$ 33,905,104	$ 91,753,768
* Includes accumulated net investment loss of:	$ (362,830)	$ (1,233,237)

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2013	2012
SHARE ACTIVITY - Class A
Shares Sold	1,187,512	15,689,514
Shares Reinvested	-	32,031
Shares Redeemed	(8,079,349)	(15,161,304)
Net increase (decrease) in shares of beneficial interest outstanding	(6,891,837)	560,241
SHARE ACTIVITY - Class C
Shares Sold	23,551	278,476
Shares Redeemed	(207,698)	(100,287)
Net increase (decrease) in shares of beneficial interest outstanding	(184,147)	178,189

SHARE ACTIVITY - Institutional Class
Shares Sold	659,769	294,745
Shares Redeemed	(69,959)	-
Net increase in shares of beneficial interest outstanding	589,810	294,745

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2013	2012
FROM OPERATIONS
Net investment loss	$ (208,803)	$ (307,492)
Net realized loss from security transactions and futures contracts	(1,442,605)	(536,209)
Net change in unrealized appreciation (depreciation)
of securities and futures contracts	841,715	(2,104,977)
Net decrease in net assets resulting from operations	(809,693)	(2,948,678)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(558,935)
Class C	-	(29,886)
Net decrease in net assets from distributions to shareholders	-	(588,821)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	5,665,363	12,326,488
Class C	22,400	625,243
Institutional Class	412,950	10
Net asset value of shares issued in reinvestment of distributions:
Class A	-	479,378
Class C	-	28,398
Redemption fee proceeds:
Class A	874	3,825
Class C	51	146
Institutional Class	21	-
Payments for shares redeemed:
Class A	(9,658,066)	(15,304,342)
Class C	(418,360)	(400,207)
Institutional Class	(193,999)	-
Net decrease in net assets from shares of beneficial interest	(4,168,766)	(2,241,061)

TOTAL DECREASE IN NET ASSETS	(4,978,459)	(5,778,560)
NET ASSETS
Beginning of Year	12,231,565	18,010,125
End of Year *	$ 7,253,106	$ 12,231,565
* Includes accumulated net investment loss of:	$ (103,628)	$ (171,452)

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2013	2012
SHARE ACTIVITY - Class A
Shares Sold	641,309	1,238,906
Shares Reinvested	-	53,146
Shares Redeemed	(1,081,956)	(1,614,137)
Net decrease in shares of beneficial interest outstanding	(440,647)	(322,085)
SHARE ACTIVITY - Class C
Shares Sold	2,465	64,524
Shares Reinvested	-	3,162
Shares Redeemed	(48,187)	(41,584)
Net increase (decrease) in shares of beneficial interest outstanding	(45,722)	26,102

SHARE ACTIVITY - Institutional Class
Shares Sold	43,764	1
Shares Redeemed	(22,086)	-
Net increase in shares of beneficial interest outstanding	21,678	1

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	July 31,	July 31,		July 31,	July 31,	July 31,
Class A Shares	2013	2012		2011	2010	2009
Net asset value, beginning of year	$ 12.31	$ 12.55		$ 10.96	$ 9.93	$ 11.68

Activity from investment operations:
Net investment income (1)	0.05	0.02		0.07	0.05	0.09
Net realized and unrealized
gain (loss) on investments	1.39	(0.26)		1.57	1.10	(1.78)
Total from investment operations	1.44	(0.24)		1.64	1.15	(1.69)

Paid-in-capital from redemption fees (3)	0.00	0.00		0.00	0.00	0.00

Less distributions from:
Net investment income	-	(0.00)	(3)	(0.05)	(0.12)	(0.06)
Total distributions	-	(0.00)		(0.05)	(0.12)	(0.06)

Net asset value, end of year	$ 13.75	$ 12.31		$ 12.55	$ 10.96	$ 9.93

Total return (2)	11.70%	(1.89)%		15.02%	11.58%	(14.42)%

Net assets, end of year (000s)	$ 146,164	$ 174,565		$ 259,375	$ 171,562	$ 194,853

Ratio of expenses to average
net assets (4)	1.55%	1.55%		1.54%	1.58%	1.57%
Ratio of net investment income
to average net assets (4)(5)	0.39%	0.13%		0.63%	0.43%	0.95%

Portfolio Turnover Rate	72%	112%		59%	95%	136%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	Amount represents less than $0.01 per share.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	2013	2012	2011	2010	2009
Net asset value, beginning of year	$ 12.04	$ 12.36	$ 10.83	$ 9.82	$ 11.57

Activity from investment operations:
Net investment income (loss) (1)	(0.04)	(0.07)	(0.02)	(0.03)	0.02
Net realized and unrealized
gain (loss) on investments	1.34	(0.25)	1.55	1.09	(1.76)
Total from investment operations	1.30	(0.32)	1.53	1.06	(1.74)

Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	-	-	-	(0.05)	(0.01)
Total distributions	-	-	-	(0.05)	(0.01)

Net asset value, end of year	$ 13.34	$ 12.04	$ 12.36	$ 10.83	$ 9.82

Total return (2)	10.80%	(2.59)%	14.13%	10.84%	(15.08)%

Net assets, end of year (000s)	$ 117,992	$ 123,257	$ 133,306	$ 99,202	$ 85,163

Ratio of expenses to average
net assets (4)	2.30%	2.30%	2.29%	2.33%	2.33%
Ratio of net investment income (loss)
to average net assets (4)(5)	(0.36)%	(0.62)%	(0.15)%	(0.32)%	0.20%

Portfolio Turnover Rate	72%	112%	59%	95%	136%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	Amount represents less than $0.01 per share.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year	Period
	Ended	Ended
	July 31,	July 31,
Institutional Class Shares	2013	2012 (1)
Net asset value, beginning of period	$ 12.32	$ 12.44

Activity from investment operations:
Net investment income (2)	0.09	0.04
Net realized and unrealized
gain (loss) on investments	1.38	(0.16)
Total from investment operations	1.47	(0.12)

Paid-in-capital from redemption fees (6)	0.00	0.00

Net asset value, end of period	$ 13.79	$ 12.32

Total return (3)	11.93%	(0.96)%	(5)

Net assets, end of period (000s)	$ 24,768	$ 20,202

Ratio of expenses to average
net assets (7)	1.30%	1.30%	(4)
Ratio of net investment income
to average net assets (7)(8)	0.67%	0.94%	(4)

Portfolio Turnover Rate	72%	112%	(5)

(1)	The Institutional Class shares of the Arrow DWA Balanced Fund commenced operations on March 21, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year		Year		Year		Year
	Ended		Ended		Ended		Ended		Ended
	July 31,		July 31,		July 31,		July 31,		July 31,
Class A Shares	2013		2012		2011		2010		2009
Net asset value, beginning of year	$ 8.17		$ 9.62		$ 7.77		$ 7.09		$ 9.22

Activity from investment operations:
Net investment income (loss) (1)	0.08		0.03		(0.02)		(0.04)		0.01
Net realized and unrealized
gain (loss) on investments	1.29		(0.92)		1.87		0.72		(2.11)
Total from investment operations	1.37		(0.89)		1.85		0.68		(2.10)

Paid-in-capital from redemption fees	0.00	(5)	0.00	(5)	0.00	(5)	0.01		0.00	(5)

Less distributions from:
Net investment income	(0.15)		-		-		(0.01)		(0.03)
Net realized gains	-		(0.56)		-		-		-
Total distributions	(0.15)		(0.56)		-		(0.01)		(0.03)

Net asset value, end of year	$ 9.39		$ 8.17		$ 9.62		$ 7.77		$ 7.09

Total return (2)	16.99%		(9.03)%		23.81%		9.72%		(22.73)%

Net assets, end of year (000s)	$ 87,783		$ 97,363		$ 193,402		$ 46,097		$ 15,351

Ratio of gross expenses to average
net assets (3)(6)	1.65%		1.62%		1.60%		1.72%		2.65%
Ratio of net expenses to average
net assets (6)	1.65%		1.62%		1.60%		1.96%	(4)	2.00%
Ratio of net investment income (loss)
to average net assets (6)(7)	0.94%		0.41%		(0.20)%		(0.53)%		0.22%

Portfolio Turnover Rate	151%		262%		251%		263%		228%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(5)	Amount represents less than $0.01 per share.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year		Year		Year		Year
	Ended		Ended		Ended		Ended		Ended
	July 31,		July 31,		July 31,		July 31,		July 31,
Class C Shares	2013		2012		2011		2010		2009
Net asset value, beginning of year	$ 7.94		$ 9.43		$ 7.68		$ 7.05		$ 9.21

Activity from investment operations:
Net investment income (loss) (1)	0.02		(0.03)		(0.08)		(0.10)		(0.03)
Net realized and unrealized
gain (loss) on investments	1.24		(0.90)		1.83		0.72		(2.12)
Total from investment operations	1.26		(0.93)		1.75		0.62		(2.15)

Paid-in-capital from redemption fees	0.00	(5)	0.00	(5)	0.00	(5)	0.01		0.00	(5)

Less distributions from:
Net investment income	(0.08)		-		-		-		(0.01)
Net realized gains	-		(0.56)		-		-		-
Total distributions	(0.08)		(0.56)		-		-		(0.01)

Net asset value, end of year	$ 9.12		$ 7.94		$ 9.43		$ 7.68		$ 7.05

Total return (2)	16.09%		(9.66)%		22.79%		8.94%		(23.28)%

Net assets, end of year (000s)	$ 46,823		$ 52,697		$ 58,022		$ 25,653		$ 6,370

Ratio of gross expenses to average
net assets (3)(6)	2.40%		2.37%		2.35%		2.47%		3.41%
Ratio of net expenses to average
net assets (6)	2.40%		2.37%		2.35%		2.71%	(4)	2.75%
Ratio of net investment income (loss)
to average net assets (6)(7)	0.25%		(0.33)%		(0.90)%		(1.28)%		(0.41)%

Portfolio Turnover Rate	151%		262%		251%		263%		228%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(5)	Amount represents less than $0.01 per share.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year		Period
	Ended		Ended
	July 31,		July 31,
Institutional Class Shares	2013		2012 (1)
Net asset value, beginning of period	$ 8.18		$ 8.15

Activity from investment operations:
Net investment income (2)	0.09		0.04
Net realized and unrealized
gain (loss) on investments	1.30		(0.01)
Total from investment operations	1.39		0.03

Paid-in-capital from redemption fees	-	(8)	-

Less distributions from:
Net investment income	(0.18)		-
Total distributions	(0.18)		-

Net asset value, end of period	$ 9.39		$ 8.18

Total return (3)	17.31%		0.37%	(5)

Net assets, end of period (000s)	$ 41,106		$ 26,922

Ratio of expenses to average
net assets (6)	1.40%		1.37%	(4)
Ratio of net investment income
to average net assets (6)(7)	1.10%		1.43%	(4)

Portfolio Turnover Rate	151%		262%	(5)

(1)	The Institutional Class shares of the Arrow DWA Tactical Fund commenced operations on March 21, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year	Year	Year		Year
	Ended		Ended	Ended	Ended		Ended
	July 31,		July 31,	July 31,	July 31,		July 31,
Class A Shares	2013		2012	2011	2010		2009
Net asset value, beginning of year	$ 8.19		$ 8.69	$ 8.14	$ 8.67		$ 10.13

Activity from investment operations:
Net investment income (loss) (1)	(0.00)	(5)	0.01	0.05	0.08		0.05
Net realized and unrealized
gain (loss) on investments	(0.07)		(0.36)	0.50	(0.61)		(1.21)
Total from investment operations	(0.07)		(0.35)	0.55	(0.53)		(1.16)

Paid-in-capital from redemption fees (5)	0.00		0.00	0.00	0.00		0.00

Less distributions from:
Net investment income	-		(0.15)	-	-		(0.30)
Total distributions	-		(0.15)	-	-		(0.30)

Net asset value, end of year	$ 8.12		$ 8.19	$ 8.69	$ 8.14		$ 8.67

Total return (2)	(0.85)%		(4.05)%	6.76%	(6.11)%		(11.48)%

Net assets, end of year (000s)	$ 6,257		$ 14,828	$ 33,195	$ 36,455		$ 59,882

Ratio of gross expenses to average
net assets, including interest expense (4)(6)	2.03%		1.86%	1.75%	1.67%	(3)	1.52%	(3)
Ratio of net expenses to average
net assets, including interest expense (6)	2.03%		1.86%	1.75%	1.66%	(3)	1.47%	(3)
Ratio of net expenses to average
net assets, excluding interest expense (6)	2.03%		1.86%	1.75%	1.66%		1.40%
Ratio of net investment income (loss)
to average net assets (6)(7)	(0.02)%		0.16%	0.60%	0.89%		0.54%

Portfolio Turnover Rate	28%		25%	47%	172%		368%

(1)								Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)								Represents the ratio of expenses to average net assets including the interest expense associated with reverse repurchase agreement transactions during the year.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Amount represents less than $0.01 per share.
(6)								Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year		Year
	Ended	Ended	Ended	Ended		Ended
	July 31,	July 31,	July 31,	July 31,		July 31,
Class C Shares	2013	2012	2011	2010		2009
Net asset value, beginning of year	$ 8.04	$ 8.49	$ 8.02	$ 8.60		$ 10.10

Activity from investment operations:
Net investment income (loss) (1)	(0.06)	(0.04)	(0.02)	0.01		(0.02)
Net realized and unrealized
gain (loss) on investments	(0.07)	(0.36)	0.49	(0.59)		(1.21)
Total from investment operations	(0.13)	(0.40)	0.47	(0.58)		(1.23)

Paid-in-capital from redemption fees (5)	0.00	0.00	0.00	0.00		0.00

Less distributions from:
Net investment income	-	(0.05)	-	-		(0.27)
Total distributions	-	(0.05)	-	-		(0.27)

Net asset value, end of year	$ 7.91	$ 8.04	$ 8.49	$ 8.02		$ 8.60

Total return (2)	(1.62)%	(4.74)%	5.86%	(6.74)%		(12.18)%

Net assets, end of year (000s)	$ 1,390	$ 2,086	$ 3,026	$ 5,882		$ 9,834

Ratio of gross expenses to average
net assets, including interest expense (4)(6)	2.78%	2.61%	2.52%	2.42%	(3)	2.27%	(3)
Ratio of net expenses to average
net assets, including interest expense (6)	2.78%	2.61%	2.52%	2.40%	(3)	2.22%	(3)
Ratio of net expenses to average
net assets, excluding interest expense (6)	2.78%	2.61%	2.52%	2.40%		2.15%
Ratio of net investment income (loss)
to average net assets (6)(7)	(0.76)%	(0.43)%	(0.22)%	0.15%		(0.23)%

Portfolio Turnover Rate	28%	25%	47%	172%		368%

(1)							Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	Represents the ratio of expenses to average net assets including the interest expense associated with reverse repurchase agreement transactions during the year.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Amount represents less than $0.01 per share.
(6)							Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year	Period
	Ended	Ended
	July 31,	July 31,
Institutional Class Shares	2013	2012 (1)
Net asset value, beginning of period	$ 8.20	$ 8.34

Activity from investment operations:
Net investment income (2)	0.02	0.01
Net realized and unrealized
loss on investments	(0.07)	(0.15)
Total from investment operations	(0.05)	(0.14)

Paid-in-capital from redemption fees (6)	0.00	0.00

Net asset value, end of period	$ 8.15	$ 8.20

Total return (3)	(0.61)%	(1.68)%	(5)

Net assets, end of period (000s)	$ 768	$ 1,330

Ratio of expenses to average
net assets (7)	1.76%	1.61%	(4)
Ratio of net investment income
to average net assets (7)(8)	0.25%	0.51%	(4)

Portfolio Turnover Rate	28%	25%	(5)

(1)	The Institutional Class shares of the Arrow Alternative Solutions Fund commenced operations on March 21, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year		Year		Year		Period
	Ended		Ended		Ended		Ended
	July 31,		July 31,		July 31,		July 31,
Class A Shares	2013		2012		2011		2010 (1)
Net asset value, beginning of period	$ 8.77		$ 10.40		$ 9.55		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.13)		(0.14)		(0.18)		(0.05)
Net realized and unrealized
gain (loss) on investments	(0.12)		(1.47)		1.24		(0.40)
Total from investment operations	(0.25)		(1.61)		1.06		(0.45)

Paid-in-capital from redemption fees	0.00	(8)	0.00	(8)	0.00	(8)	-

Less distributions from:
Net investment income	-		(0.02)		(0.21)		-
Total distributions	-		(0.02)		(0.21)		-

Net asset value, end of period	$ 8.52		$ 8.77		$ 10.40		$ 9.55

Total return (3)	(2.85)%		(15.49)%		11.12%		(4.50)%	(7)

Net assets, end of period (000s)	$ 23,539		$ 84,665		$ 94,597		$ 3,738

Ratio of gross expenses to average
net assets (4)	1.67%		1.50%		1.65%		10.78%	(6)
Ratio of net expenses to average
net assets	1.67%		1.50%		1.79%	(5)	2.00%	(6)
Ratio of net investment loss
to average net assets	(1.54)%		(1.44)%		(1.68)%		(1.96)%	(6)

Portfolio Turnover Rate	70%		35%		66%		216%	(7)

(1)	The Class A shares of the Arrow Managed Futures Strategy Fund commenced operations on April 30, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(6) Annualized.
(7) Not annualized.
(8)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year		Year		Year		Period
	Ended		Ended		Ended		Ended
	July 31,		July 31,		July 31,		July 31,
Class C Shares	2013		2012		2011		2010 (1)
Net asset value, beginning of period	$ 8.66		$ 10.33		$ 9.55		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.18)		(0.18)		(0.26)		(0.07)
Net realized and unrealized
gain (loss) on investments	(0.12)		(1.49)		1.23		(0.38)
Total from investment operations	(0.30)		(1.67)		0.97		(0.45)

Paid-in-capital from redemption fees	0.00	(8)	0.00	(8)	0.00	(8)	-

Less distributions from:
Net investment income	-		-		(0.19)		-
Total distributions	-		-		(0.19)		-

Net asset value, end of period	$ 8.36		$ 8.66		$ 10.33		$ 9.55

Total return (3)	(3.46)%		(16.17)%		10.16%		(4.50)%	(7)

Net assets, end of period (000s)	$ 2,802		$ 4,501		$ 3,526		$ 180

Ratio of gross expenses to average
net assets (4)	2.42%		2.25%		2.36%		9.20%	(6)
Ratio of net expenses to average
net assets	2.42%		2.25%		2.54%	(5)	2.75%	(6)
Ratio of net investment loss
to average net assets	(2.26)%		(1.84)%		(2.42)%		(2.70)%	(6)

Portfolio Turnover Rate	70%		35%		66%		216%	(7)

(1)	The Class C shares of the Arrow Managed Futures Strategy Fund commenced operations on April 30, 2010.
(2)								Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)								Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(6) Annualized.
(7) Not annualized.
(8)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year	Period
	Ended	Ended
	July 31,	July 31,
Institutional Class Shares	2013	2012 (1)
Net asset value, beginning of period	$ 8.78	$ 9.15

Activity from investment operations:
Net investment loss (2)	(0.09)	(0.06)
Net realized and unrealized
loss on investments	(0.14)	(0.31)
Total from investment operations	(0.23)	(0.37)

Paid-in-capital from redemption fees (6)	0.00	0.00

Net asset value, end of period	$ 8.55	$ 8.78

Total return (3)	(2.62)%	(4.04)%	(5)

Net assets, end of period (000s)	$ 7,564	$ 2,587

Ratio of expenses to average
net assets	1.42%	1.25%	(4)
Ratio of net investment loss
to average net assets	(1.26)%	(1.14)%	(4)

Portfolio Turnover Rate	70%	35%	(5)

(1)	The Institutional Class shares of the Arrow Managed Futures Strategy Fund commenced operations on March 21, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A				Class C

	Year	Year	Period		Year	Year	Period
	Ended	Ended	Ended		Ended	Ended	Ended
	July 31,	July 31,	July 31,		July 31,	July 31,	July 31,
	2013	2012	2011 (1)		2013	2012	2011 (1)
Net asset value, beginning of period	$ 9.01	$ 10.89	$ 10.00		$ 8.93	$ 10.85	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.17)	(0.19)	(0.12)		(0.24)	(0.24)	(0.16)
Net realized and unrealized
gain (loss) on investments	(0.71)	(1.26)	1.01		(0.70)	(1.27)	1.01
Total from investment operations	(0.88)	(1.45)	0.89		(0.94)	(1.51)	0.85

Paid-in-capital from redemption fees (7)	0.00	0.00	0.00		0.00	0.00	0.00

Less distributions from:
Net investment income	-	(0.43)	-		-	(0.41)	-
Total distributions	-	(0.43)	-		-	(0.41)	-

Net asset value, end of period	$ 8.13	$ 9.01	$ 10.89		$ 7.99	$ 8.93	$ 10.85

Total return (3)	(9.77)%	(13.33)%	8.90%	(6)	(10.53)%	(13.93)%	8.50%	(6)

Net assets, end of period (000s)	$ 6,773	$ 11,485	$ 17,386		$ 303	$ 747	$ 625

Ratio of gross expenses to average
net assets (4)	2.45%	2.22%	2.72%	(5)	3.19%	2.97%	3.29%	(5)
Ratio of net expenses to average
net assets	2.00%	2.00%	2.00%	(5)	2.75%	2.75%	2.75%	(5)
Ratio of net investment loss
to average net assets	(1.93)%	(1.94)%	(1.86)%	(5)	(2.68)%	(2.69)%	(2.62)%	(5)

Portfolio Turnover Rate	132%	727%	754%	(6)	132%	727%	754%	(6)

(1)	The Class A and Class C shares of the Arrow Commodity Strategy Fund commenced operations on December 31, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Not annualized.
(7)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class Shares

	Year	Period
	Ended	Ended
	July 31,	July 31,
	2013	2012 (1)
Net asset value, beginning of period	$ 9.01	$ 9.63

Activity from investment operations:
Net investment loss (2)	(0.15)	(0.00)	(7)
Net realized and unrealized
loss on investments	(0.70)	(0.62)
Total from investment operations	(0.85)	(0.62)

Paid-in-capital from redemption fees (7)	0.00	0.00

Net asset value, end of period	$ 8.16	$ 9.01

Total return (3)	(9.43)%	(6.44)%	(6)

Net assets, end of period (000s)	$ 177	$ -

Ratio of gross expenses to average
net assets (4)	2.30%	1.97%	(5)
Ratio of net expenses to average
net assets	1.75%	1.75%	(5)
Ratio of net investment loss
to average net assets	(1.69)%	(1.69)%	(5)

Portfolio Turnover Rate	132%	727%	(6)

(1)	The Institutional Class shares of the Arrow Commodity Strategy Fund commenced operations on March 21, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Not annualized.
(7) Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

July 31, 2013

1.

ORGANIZATION

The Arrow DWA Balanced Fund (“ADBF”), the Arrow DWA Tactical Fund (“ADTF”), the Arrow Alternative Solutions Fund (“AASF”), the Arrow Managed Futures Strategy Fund (“AMFSF”) and the Arrow Commodity Strategy Fund (“ACSF”), collectively (“the Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on November 23, 2011, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies.   ADBF, ADTF, ACSF and AMFSF are non-diversified funds.   AASF is a diversified fund.  ADBF and ADTF are each a “fund of funds.”   The Funds each have three distinct share classes; Class A, Class C, and Institutional Class shares. ADBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation.   ADTF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.   AASF seeks capital appreciation with an emphasis on absolute (positive) returns, low volatility, and low correlation to equity markets.  AMFSF seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.  ACSF seeks to provide investment results that correlate to the performance of a benchmark for commodities.

Each Arrow Fund was reorganized on March 1, 2012, from a series of Northern Lights Fund Trust, a Delaware statutory trust, to a series of Arrow Investments Trust, a Delaware statutory trust. As a series of Arrow Investments Trust, each Fund is a continuation of the identically-named predecessor fund that was a series of Northern Lights Fund Trust.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Class C and Institutional Class shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2013

(“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the proprietary Index. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2013

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2013 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 270,920,308	$ -	$ -	$ 270,920,308
Short-Term Investment	17,557,798	-	-	17,557,798
Total	$ 288,478,106	$ -	$ -	$ 288,478,106
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$ 219,698	$ -	$ -	$ 219,698
Total	$ 219,698	$ -	$ -	$ 219,698

Arrow DWA Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 174,128,909	$ -	$ -	$ 174,128,909
Short-Term Investment	3,056,270	-	-	3,056,270
Total	$ 177,185,179	$ -	$ -	$ 177,185,179

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2013

Arrow Alternative Solutions Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 224,516	$ -	$ -	$ 224,516
Corporate Bond	-	64,285	-	64,285
U.S. Government and Agency Obligations	-	1,989,481	-	1,989,481
Variation Margin-Open Futures Contracts	54,563	-	-	54,563
Purchased Put Option	750	-	-	750
Short-Term Investments	972,748	2,000,000	-	2,972,748
Total	$ 1,252,577	$ 4,053,766	$ -	$ 5,306,343
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts	$ -	$ 195,776	$ -	$ 195,776
Total	$ -	$ 195,776	$ -	$ 195,776

Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Structured Note	$ -	$ 290,605	$ -	$ 290,605
U.S. Government and Agency Obligations	-	5,299,470	-	5,299,470
Short-Term Investments	5,211,396	19,999,958	-	25,211,354
Total	$ 5,211,396	$ 25,590,033	$ -	$ 30,801,429
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	260,159	-	-	260,159
Total	$ 260,159	$ -	$ -	$ 260,159

Arrow Commodity Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Notes	$ 53,220	$ -	$ -	$ 53,220
Short-Term Investments	736,445	5,499,986	-	6,236,431
Total	$ 789,665	$ 5,499,986	$ -	$ 6,289,651
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$ 807,997	$ -	$ -	$ 807,997
Total	$ 807,997	$ -	$ -	$ 807,997

There were no transfers into or out of Level 1 and Level 2 during the current year. It is the Funds’ policy to recognize transfers into or out of Level 1, Level 2, and Level 3 at the end of the year.

The Funds did not hold any Level 3 securities during the year.

See Consolidated Portfolios of Investments for investments and derivatives segregated by type and underlying exposure.

Consolidation of Subsidiaries – ADWAB Fund Limited (ADB-CFC), ADWAT Fund Limited (ADT-CFC), Northern Lights SPC (AAS-CFC), Arrow MFS Fund Limited (AMFS-CFC) and ACT Fund Limited (ACS-CFC) – The Consolidated Portfolios of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADBF,

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2013

ADTF, AASF, AMFSF and ACSF include the accounts of ADB-CFC, ADT-CFC, AAS-CFC, AMFS-CFC and ACS-CFC, respectively, which are wholly-owned and controlled subsidiaries.   All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

The CFCs utilize commodity-based derivative products to facilitate the Funds’ pursuit of their investment objectives.   In accordance with their investment objectives and through their exposure to the aforementioned commodity-based derivative products, the Funds may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Funds’ Prospectus.

A summary of the Funds’ investments in the CFCs are as follows:

	Inception Date of CFC	CFC Net Assets at July 31, 2013	% Of Total Net Assets at July 31, 2013
ADB-CFC	12/5/2012	$ 5,471,850	1.89%
ADT-CFC	12/12/2011	431,125	0.25%
AAS-CFC	11/6/2009	1,689,258	20.07%
AMFS-CFC	7/23/2010	6,801,445	20.06%
ACS-CFC	1/3/2011	1,350,770	18.62%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2013

related to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken in the Funds’ 2013 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Consolidated Statements of Operations.

Futures Contracts – ADBF, ADTF, AASF, AMFSF and ACSF are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2013

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security   underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Derivatives Disclosure –

Fair Values of Derivative Instruments in ADBF as of July 31, 2013:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Foreign exchange contracts:	Due from broker-variation margin,Net Assets - Net Unrealized Depreciation	$ 178,207	*	Due to broker-variation margin,Net Assets - Net Unrealized Depreciation	$ 397,905	*

		$ 178,207			$ 397,905

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2013

Fair Values of Derivative Instruments in AASF as of July 31, 2013:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Mixed; Commodity, interest rate, credit, foreign exchange and equity contracts:				Unrealized depreciation on swap contracts
				Net Assets - Net Unrealized Depreciation	$ 195,776	*
Equity contracts:	Due from broker-variation margin,Net Assets - Net Unrealized Appreciation	$ 33,500	*	Due from broker-variation margin,Net Assets - Net Unrealized Appreciation	-

Equity option contracts:	Investment securities at value	750			-

Interest rate contracts:	Due from broker-variation margin, Net Assets - Net Unrealized			Due from broker-variation margin,Net Assets
	Appreciation	21,063	*	Net Unrealized Appreciation	-	*

		$ 55,313			$ 195,776

Fair Values of Derivative Instruments in AMFSF as of July 31, 2013:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Equity Contracts:	Variation margin - due from broker, Net Assets - Net Unrealized Depreciation	$ -		Variation margin - due to broker, Net Assets - Net Unrealized Depreciation	$ 1,350	*

Commodity contracts:	Variation margin - due from broker, Net Assets -			Variation margin - due to broker, Net Assets - Net Unrealized
	Net Unrealized Depreciation	185,435	*	Depreciation	479,030	*

Interest rate contracts:	Variation margin - due from broker, Net Assets -			Variation margin - due to broker, Net Assets - Net Unrealized
	Net Unrealized Depreciation	-	*	Depreciation	554	*

Foreign exchange contracts:	Variation margin - due from broker, Net Assets -			Variation margin - due to broker, Net Assets - Net Unrealized
	Net Unrealized Depreciation	92,954	*	Depreciation	57,614	*

		$ 278,389			$ 538,548

Fair Values of Derivative Instruments in ACSF as of July 31, 2013:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Commodity contracts:	Variation margin - due from broker, Net Assets -			Variation margin - due to broker, Net Assets - Net Unrealized
	Net Unrealized Depreciation	$ 122,686	*	Depreciation	$ 930,683	*

		$ 122,686			$ 930,683

* Includes cumulative appreciation/depreciation of futures and swaps contracts as reported in the Consolidated Portfolio of Investments.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2013

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The effect of Derivative Instruments on the Consolidated Statements of Operations for the year ended July 31, 2013:

ADBF
Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Foreign exchange contracts:	Net realized gain (loss) from futures contracts
/Net change in unrealized
	appreciation (depreciation) from futures contracts	$ (587,143)	$ (219,698)
Commodity contracts:	Net realized gain (loss) from futures contracts
/Net change in unrealized
	appreciation (depreciation) from futures contracts	(723,900)	-

Total		$ (1,311,043)	$ (219,698)

	AASF		Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts:	Net realized gain (loss) from security transactions,
futures contracts, swaps and purchased options/
Net change in unrealized appreciation (depreciation) from
	security transactions, futures contracts, swaps and purchased options	$ 377,357	$ 32,850

Mixed; Commodity, interest rate,	Net realized gain (loss) from security transactions, futures contracts,
credit, foreign exchange contracts:	and swaps/Net change in unrealized
appreciation (depreciation) from security transactions,
	futures contracts, swaps and purchased options	(18,529)	$ (321,495)

Interest rate contracts:	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	27,203	76,290

Total		$ 386,031	$ (212,355)

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2013

AMFSF
Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Mixed; Commodity, interest rate,	Net realized gain (loss) from security transactions, futures contracts,
credit, foreign exchange contracts:	and swaps/Net change in unrealized
appreciation (depreciation) from security transactions,
	futures contracts and swaps	$ (1,844,066)	$ 84,861

Commodity contracts:	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	853,202	(594,486)

Equity contracts:	Net realized gain (loss) from equity contracts/Net
change in unrealized appreciation (depreciation) from
	equity contracts	246,300	(1,350)

Interest rate contracts:	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	(161,054)	(2,140)

Foreign exchange contracts:	Net realized gain (loss) from futures contracts
/Net change in unrealized
	appreciation (depreciation) from futures contracts	124,697	5,484

Total		$ (780,921)	$ (507,631)

ACSF
Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Commodity Contracts	Net realized gain (loss) from futures contracts
/Net change in unrealized
	appreciation (depreciation) from futures contracts	$ (1,427,655)	$ 842,756

Total		$ (1,427,655)	$ 842,756

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2013

obligation. Although the Funds will not invest in any structured notes unless the Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Credit Facility – The Funds have collectively entered into a $15 million secured Revolving Credit Agreement (the “Agreement”) with Union Bank, National Association (“UB”).  Under the terms of the Agreement, each Fund may not exceed the limit on borrowing money set forth in the Registration Statement of that Fund and the borrowing will be used only for temporary or emergency purposes including the financing of redemptions.  Interest is charged to each Fund based on the prevailing market rates in effect at the time of the borrowing.  The Funds will collateralize the borrowings with certain securities the Funds hold at the time of borrowing.  At July 31, 2013, there were no outstanding borrowings.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended July 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor (the “Advisor”). The Advisor has engaged Dorsey, Wright & Associates, LLC (“DWA”) as the sub-

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2013

advisor to ADBF and ADTF.  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an advisory agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of ADBF and ADTF average daily net assets, 0.75% of AASF average daily net assets, 0.85% of AMFSF average daily net assets and 0.80% of ACSF average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays DWA a sub-advisory fee, computed and accrued daily and paid monthly.

Pursuant to a written contract (the "Waiver Agreement"), the Advisor has agreed, at least until November 30, 2013 to waive a portion of its advisory fee and has agreed to reimburse Arrow Commodity Strategy Fund for other expenses to the extent necessary so that total expenses incurred (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees, or extraordinary expenses, such as litigation) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C	Institutional Class
ACSF	2.00%	2.75%	1.75%

These amounts will herein be referred to as the "expense limitations."

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and  ACSF’S operating expenses are subsequently lower than its expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund's operating expense to exceed the limitation.  If the Fund's operating expenses subsequently exceed the expense limitation, the reimbursements for the Fund shall be suspended.

The following amounts are subject to recapture by ACSF by the following dates:

	7/31/2014	7/31/2015	7/31/2016	Totals
ACSF	$ 43,812	$ 35,088	$ 47,421	$ 126,321

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2013

the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of GFS. For the year ended July 31, 2013, the Distributor received $376,991 in underwriting commissions for sales of Class A shares, of which $73,516 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

Amounts due to GFS are reported as fees payable to other affiliates in the Consolidated Statements of Assets and Liablities.

5.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the year ended July 31, 2013, ADBF, ADTF, AASF, AMFSF and ACSF assessed $934, $17,962, $112, $4,537 and $946 respectively, in redemption fees.

6.

INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities.   Companies which are affiliates of a Fund at July 31, 2013 are noted in the Funds’ Portfolios of Investments.   Transactions during the period with companies which are affiliates are as follows:

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2013

Arrow DWA Balanced Fund
CUSIP	Description	Value - Beginning of Year	Purchases	Sales Proceeds	Dividends Credited to Income	Value -End of Year

464287580	iShares DJ US Consumer
	Services Index Fund +	$ 18,209,901	$ -	$ 9,348,614	$ 203,441	$ 12,780,870

464286301	iShares MSCI Belgium Capped	-	9,906,442	2,220,000	249,151	9,059,217
Investable Market Index
	TOTAL	$ 18,209,901	$ 9,906,442	$ 11,568,614	$ 452,592	$ 21,840,087

Arrow DWA Tactical Fund
CUSIP	Description	Value - Beginning of Year	Purchases	Sales Proceeds	Dividends Credited to Income	Value -End of Year
97717W109	Wisdom Tree Total Dividend Fund +	17,848,188	321,433	18,249,095	231,063	-

	TOTAL	$ 17,848,188	$ 321,433	$ 18,249,095	$ 231,063	$ -

          + This security is not an affiliated company as of July 31, 2013, however, it is included in this rollforward as it was deemed to be an affiliate in the beginning of the year.

7.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended July 31, 2013 and July 31, 2012 were as follows:

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2013

As of July 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to adjustments for losses from the Funds’ wholly owned subsidiaries, tax deferral of losses on wash sales and mark-to-market on open futures and swap contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such late year losses as follows:

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2013

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At July 31, 2013, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of net operating losses, security paydown gains and losses, and adjustments for partnerships, resulted in reclassification for the year ended July 31, 2013 as follows:

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2013

8.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification of ASU 2011-11. The amendments in these ASUs require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASUs are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

9.  SUBSEQUENT  EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Consolidated Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Arrow Investments Trust

and the Shareholders of Arrow DWA Balanced Fund,

Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund,

Arrow Managed Futures Strategy Fund and Arrow Commodity Strategy Fund

We have audited the accompanying consolidated statements of assets and liabilities of Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund, Arrow Managed Futures Strategy Fund and Arrow Commodity Strategy Fund (the "Funds"), each a series of shares of beneficial interest of the Arrow Investments Trust, including the consolidated portfolios of investments as of July 31, 2013, and the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended, and the consolidated financial highlights for each of the years and periods presented.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2013 by correspondence with the custodian, brokers and counterparties.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund, Arrow Managed Futures Strategy Fund and Arrow Commodity Strategy Fund as of July 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and their financial highlights for each of the years and periods presented in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

September 27, 2013

The Arrow Funds

EXPENSE EXAMPLES

July 31, 2013 (Unaudited)

As a shareholder of the Arrow DWA Balanced Fund, the Arrow DWA Tactical Fund, the Arrow Alternative Solutions Fund, the Arrow Managed Futures Strategy Fund or the Arrow Commodity Strategy Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 through July 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 2/1/13	Ending Account Value 7/31/13	Expenses Paid During Period* 2/1/13 – 7/31/13	Expense Ratio During Period** 2/1/13 – 7/31/13
DWA Balanced Class A	1,000.00	1,052.80	$7.74	1.52%
DWA Balanced Class C	1,000.00	1,048.70	11.53	2.27
DWA Balanced Institutional Class	1,000.00	1,055.10	6.47	1.27
DWA Tactical Class A	1,000.00	1,107.30	8.78	1.68
DWA Tactical Class C	1,000.00	1,102.80	12.67	2.43
DWA Tactical Institutional Class	1,000.00	1,108.60	7.48	1.43
Alternative Solutions Class A	1,000.00	979.50	10.16	2.07
Alternative Solutions Class C	1,000.00	976.50	13.82	2.82
Alternative Solutions Institutional Class	1,000.00	980.70	8.94	1.82
Managed Futures Strategy Class A	1,000.00	994.20	7.12	1.44
Managed Futures Strategy Class C	1,000.00	990.50	10.76	2.18
Managed Futures Strategy Institutional Class	1,000.00	995.30	5.84	1.18
Commodity Strategy Class A	1,000.00	871.40	9.28	2.00
Commodity Strategy Class C	1,000.00	867.50	12.73	2.75
Commodity Strategy Institutional Class	1,000.00	872.70	8.13	1.75

The Arrow Funds

EXPENSE EXAMPLES (Continued)

July 31, 2013 (Unaudited)

Hypothetical (5% return before expenses)	Beginning Account Value 2/1/13	Ending Account Value 7/31/13	Expenses Paid During Period* 2/1/13 – 7/31/13	Expense Ratio During Period** 2/1/12 – 7/31/13
DWA Balanced Class A	$1,000.00	$1,017.26	$7.60	1.52%
DWA Balanced Class C	1,000.00	1,013.54	11.33	2.27
DWA Balanced Institutional Class DWA Tactical Class A	1,000.00 1,000.00	1,018.50 1,016.46	6.36 8.40	1.27 1.68
DWA Tactical Class C	1,000.00	1,012.74	12.13	2.43
DWA Tactical Institutional Class Alternative Solutions Class A	1,000.00 1,000.00	1,017.70 1,014.53	7.15 10.34	1.43 2.07
Alternative Solutions Class C	1.000.00	1,010.81	14.06	2.82
Alternative Solutions Institutional Class Managed Futures Strategy Class A	1,000.00 1,000.00	1,015.77 1,017.65	9.10 7.20	1.82 1.44
Managed Futures Strategy Class C	1,000.00	1,013.98	10.89	2.18
Managed Futures Strategy Institutional Class Commodity Strategy Class A	1,000.00 1,000.00	1,018.94 1,014.88	5.91 9.99	1.18 2.00
Commodity Strategy Class C	1,000.00	1,011.16	13.71	2.75
Commodity Strategy Institutional Class	1,000.00	1,016.12	8.75	1.75

*Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**Annualized.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)(Unaudited)

July 31, 2013

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The address of each Trustee and Officer is 2943 Olney Sandy Springs Road, Suite A, Olney, Maryland 20832, unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position(s) Held with Trust*	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years and Current Directorships	Number of Funds in the Trust Overseen by Trustee	Other Directorships held During the Past Five Years
Charles A. Barragato Year of Birth: 1958	Trustee	Indefinite/ Since September 2011	Managing Partner, Charles A. Barragato & Co., LLP (public accounting firm) 1983-Present; Professor of Accounting, Long Island University, 1986-Present; Staff Auditor, Peat, Marwick, Mitchell & Co., 1980-1983.	5	None.
John Mannix Year of Birth: 1968	Trustee	Indefinite/ Since September 2011	Senior Executive, Portfolio Manager, Baldwin Brothers Wealth Management (since 2010); Founder and Partner, Oakmont Partners, LLC (family office) (2006–2010).	5	Northern Lights ETF Trust (since 2013).
Paul Montgomery Year of Birth: 1954	Trustee	Trustee Indefinite/ Since September 2011	Managing Member, Theta Investment Research, LLC (since 2003).	5	None.

Interested Trustees and Officers

Name, Address and Year of Birth	Position(s) Held with Trust *	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Current Directorships	Number of Funds in the Trust Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Barrato[1] Year of Birth: 1965	Trustee, President & Principal Executive Officer	Indefinite term as Trustee, 1- year term as officer (since Sept. 2011)	Founder and Chief Executive Officer, Arrow (since 2006).	5	Northern Lights ETF Trust (since 2012)
Sothara Chin Year of Birth: 1966	Chief Compliance Officer	1 year term (since Sept. 2011)

 Director of Compliance, Arrow (since 2011); Senior VP and Chief

 Compliance Officer, Access Capital Management, LLC (2009–

 2011); Chief Compliance Officer for FBR Fund Adviser, Inc.

 (investment adviser) and FBR Investment Services, Inc./FBRDirect

 (broker-dealer), Friedman, Billings, Ramsey (1998–2008).

				N/A	N/A

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)(Unaudited)

July 31, 2013

Jake Griffith	Secretary	1 year term (since Sept. 2011)	Founder and President, Director of Sales, Arrow (since 2006).	N/A	N/A
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	Principal Financial Officer and Treasurer	1-year term (since Sept. 2011)	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Gemcom, LLC (2004-2012)	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-277-6933.

PRIVACY NOTICE

ARROW INVESTMENTS TRUST

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

ARROW INVESTMENTS TRUST

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

2943 Olney-Sandy Spring Road, Suite A

Olney, MD  20832

INVESTMENT SUB-ADVISOR

Dorsey, Wright & Associates LLC

9201 Forest Hill Avenue, Suite 100

Richmond, VA  23235

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2013 - $ 78,500

2012 - $ 70,500

(b)

Audit-Related Fees

2013 – None

2012 – None

(c)

Tax Fees

2013 - $ 12,500

2012 - $ 12,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 – None

2012 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013             2012

Audit-Related Fees:       0.00%           0.00%

Tax Fees:

             0.00%           0.00%

All Other Fees:

             0.00%           0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                          2013 - $12,500

                          2012 - $12,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

       /s/ Joseph Barrato

       Joseph Barrato, President

Date

10/10/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

       /s/ Joseph Barrato

       Joseph Barrato, President

Date

10/10/13

By (Signature and Title)

        /s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/10/13